Schedule of bank loans (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Bank loans repayable	$ 6,917,393	$ 53,840,145	$ 62,185,724
Bank loans	7,986,489	62,161,236	70,184,889
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	1,069,096	8,321,091	7,999,165
Second to fifth years [Member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	4,582,753	35,668,938	34,692,766
Later than five years [member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	$ 2,334,640	$ 18,171,207	$ 27,492,958